Interest and similar income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Cash and balances with the Brazilian Central Bank	R$ 5,953,765	R$ 7,315,570	R$ 4,625,467
Loans and advances - Credit institutions	5,107,355	7,472,729	5,075,636
Loans and advances - Customers	44,507,217	43,977,981	41,844,940
Debt instruments	13,456,802	14,783,164	14,872,834
Other interest	2,393,210	3,596,633	3,451,323
Total	R$ 71,418,349	R$ 77,146,077	R$ 69,870,200